Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-term debt
Senior	SFr 157,986	SFr 139,267
Subordinated	24,796	25,179
Non-recourse liabilities from consolidated VIEs	14,826	13,452
Long-term debt	197,608	177,898
of which reported at fair value	80,931	81,166
Structured notes
Long-term debt
Long-term debt	54,848	50,469
Bank
Long-term debt
Senior	153,372	135,196
Subordinated	23,896	24,299
Non-recourse liabilities from consolidated VIEs	14,826	13,452
Long-term debt	192,094	172,947
of which reported at fair value	80,002	80,260
Bank | Structured notes
Long-term debt
Long-term debt	SFr 54,848	SFr 50,469